Segment Results - Additional Information (Q1) (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember, srt:PresidentMember	srt:ChiefExecutiveOfficerMember, srt:PresidentMember
Number of primary reporting segments	2	2
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM assesses performance for the Company and decides how to allocate resources based on each segments Income (Loss) From Operations ("Operating Income"). The CODM uses Operating Income to evaluate the performance of each segment in deciding whether to reinvest profits into the segment.	The CODM assesses performance for the Company and decides how to allocate resources based on each segments Income (Loss) From Operations ("Operating Income"). The CODM uses Operating Income to evaluate the performance of each segment in deciding whether to reinvest profits into the segment.
Description of primary reporting segments	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants and (ii) Healthcare Services, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities.	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants and (ii) Healthcare Services, which consists of the operation of the Glenvue, Meadowood and Mountain Trace facilities.